Inventories (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fixed Production Overhead To Cost Of Sales	$ 2,154	$ 1,764	$ 1,790
Inventory Write-down	$ 1,820	$ 1,026	$ 1,052